Vanguard® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (37.6%)
U.S. Government Securities (14.8%)
	United States Treasury Note/Bond	4.750%	7/31/25	830	834
	United States Treasury Note/Bond	0.500%	2/28/26	1,000	924
	United States Treasury Note/Bond	3.625%	5/15/26	1,504	1,487
	United States Treasury Note/Bond	0.750%	5/31/26	491	453
	United States Treasury Note/Bond	2.125%	5/31/26	1,061	1,013
[1]	United States Treasury Note/Bond	4.500%	7/15/26	750	757
	United States Treasury Note/Bond	1.875%	7/31/26	343	325
	United States Treasury Note/Bond	4.625%	9/15/26	2,800	2,839
	United States Treasury Note/Bond	1.125%	10/31/26	1,941	1,791
	United States Treasury Note/Bond	4.625%	11/15/26	5,000	5,081
	United States Treasury Note/Bond	1.250%	11/30/26	3,445	3,186
	United States Treasury Note/Bond	0.500%	10/31/27	1,113	979
	United States Treasury Note/Bond	4.125%	10/31/27	1,800	1,812
	United States Treasury Note/Bond	0.625%	11/30/27	3,000	2,645
	United States Treasury Note/Bond	3.875%	11/30/27	1,500	1,497
	United States Treasury Note/Bond	2.875%	5/15/28	1,350	1,295
	United States Treasury Note/Bond	1.250%	5/31/28	2,544	2,274
	United States Treasury Note/Bond	1.250%	6/30/28	2,548	2,273
[1]	United States Treasury Note/Bond	1.000%	7/31/28	2,671	2,350
	United States Treasury Note/Bond	1.250%	9/30/28	1,277	1,132
	United States Treasury Note/Bond	1.500%	11/30/28	1,773	1,586
	United States Treasury Note/Bond	1.375%	12/31/28	1,716	1,523
	United States Treasury Note/Bond	3.250%	6/30/29	1,917	1,857
	United States Treasury Note/Bond	3.500%	4/30/30	406	397
	United States Treasury Note/Bond	0.625%	5/15/30	1,889	1,545
	United States Treasury Note/Bond	3.750%	5/31/30	668	663
	United States Treasury Note/Bond	3.750%	6/30/30	1,574	1,562
	United States Treasury Note/Bond	4.125%	8/31/30	1,506	1,527
	United States Treasury Note/Bond	4.625%	9/30/30	924	964
	United States Treasury Note/Bond	2.000%	11/15/41	597	433
	United States Treasury Note/Bond	3.000%	5/15/42	441	374
	United States Treasury Note/Bond	3.250%	5/15/42	2,539	2,235
[2]	United States Treasury Note/Bond	2.750%	8/15/42	2,037	1,656
[1]	United States Treasury Note/Bond	3.375%	8/15/42	3,676	3,289
	United States Treasury Note/Bond	2.750%	11/15/42	347	281
	United States Treasury Note/Bond	3.875%	2/15/43	2,089	1,999
	United States Treasury Note/Bond	3.875%	5/15/43	2,655	2,540
	United States Treasury Note/Bond	2.875%	11/15/46	733	589
	United States Treasury Note/Bond	3.000%	2/15/47	633	519
	United States Treasury Note/Bond	3.000%	5/15/47	713	584
	United States Treasury Note/Bond	2.750%	8/15/47	729	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.750%	11/15/47	723	565
	United States Treasury Note/Bond	3.000%	2/15/48	950	777
	United States Treasury Note/Bond	3.125%	5/15/48	692	579
	United States Treasury Note/Bond	3.000%	8/15/48	869	710
	United States Treasury Note/Bond	2.375%	11/15/49	1,000	720
	United States Treasury Note/Bond	2.000%	2/15/50	1,900	1,255
	United States Treasury Note/Bond	1.250%	5/15/50	5,304	2,873
	United States Treasury Note/Bond	2.375%	5/15/51	1,577	1,131
	United States Treasury Note/Bond	2.250%	2/15/52	956	666
	United States Treasury Note/Bond	3.000%	8/15/52	695	571
					71,487
Conventional Mortgage-Backed Securities (21.2%)
[3,4]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	509	491
[3]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	5,158	4,364
[3,5]	Ginnie Mae II Pool	2.500%	5/20/50–1/15/54	6,334	5,411
[3,5,6]	Ginnie Mae II Pool	3.000%	9/20/50–1/15/54	6,865	6,197
[3,5]	Ginnie Mae II Pool	3.500%	2/20/50–1/15/54	2,389	2,248
[3]	Ginnie Mae II Pool	4.000%	7/20/47–6/20/52	1,711	1,644
[3]	Ginnie Mae II Pool	4.500%	4/20/48–12/20/52	2,248	2,207
[3,5]	Ginnie Mae II Pool	5.000%	1/15/54	2,000	1,988
[3,5]	Ginnie Mae II Pool	6.000%	1/15/54	1,000	1,016
[3,4,5]	UMBS Pool	1.500%	1/25/39–7/1/51	2,658	2,109
[3,4,5]	UMBS Pool	2.000%	10/1/35–1/25/54	29,912	25,092
[3,4,5]	UMBS Pool	2.500%	10/1/35–1/25/54	17,432	14,978
[3,4,5]	UMBS Pool	3.000%	12/1/41–1/25/54	10,079	9,095
[3,4,5]	UMBS Pool	3.500%	2/1/46–1/25/54	5,445	5,153
[3,4,5]	UMBS Pool	4.000%	6/1/42–1/25/54	490	584
[3,4,5]	UMBS Pool	4.500%	1/25/39–1/25/54	5,055	5,093
[3,4]	UMBS Pool	5.000%	12/1/48–10/1/52	3,642	3,629
[3,4,5]	UMBS Pool	6.000%	11/1/52–1/25/54	9,694	9,866
[3,4]	UMBS Pool	6.500%	10/1/53	993	1,033
					102,198
Nonconventional Mortgage-Backed Securities (1.6%)
[3,4]	Fannie Mae REMICS	4.500%	8/25/49	217	211
[3,4]	Freddie Mac REMICS	2.000%	9/25/47–1/25/52	787	623
[3,4]	Freddie Mac REMICS	2.500%	10/15/46–12/25/48	2,407	2,094
[3,4]	Freddie Mac REMICS	3.000%	12/15/46	1,850	1,635
[3,4]	Freddie Mac REMICS	3.500%	8/15/47	2,808	2,575
[3,4]	Freddie Mac REMICS	4.500%	10/25/44–1/25/47	648	634
[3]	Ginnie Mae REMICS	2.000%	2/20/51	108	88
					7,860
Total U.S. Government and Agency Obligations (Cost $181,942)					181,545
Asset-Backed/Commercial Mortgage-Backed Securities (4.8%)
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	90	91
[3,7]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	40	40
[3,7]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	30	30
[3,7]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	20	20
[3,7]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	60	61
[3]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	190	192
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2021-2A	1.660%	2/20/28	80	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	170	172
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	100	102
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	110	113
[3]	BA Credit Card Trust Series 2023-A2	4.980%	11/15/28	450	455
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	1,300	1,149
[3]	BANK Series 2022-BNK40	3.393%	3/15/64	110	98
[3,7]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	160	162
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	100	84
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	100	97
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	700	760
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	110	112
[3,7]	BPR Trust Series 2023-BRK2	6.899%	11/5/28	200	209
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	70	70
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	260	263
[3,7]	CCG Receivables Trust Series 2023-2	6.280%	4/14/32	100	102
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,058
[3]	CD Mortgage Trust Series 2018-CD7	4.843%	8/15/51	50	38
[3]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	320	323
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,300	1,250
[3,7]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	370	379
[3,7,8]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	7.287%	9/25/43	9	10
[3,7,8]	Connecticut Avenue Securities Trust Series 2023-R08, SOFR30A + 1.500%	6.837%	10/25/43	77	77
[3,7]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	230	234
[3,7]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	130	133
[3,7]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	50	52
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	1,700	1,687
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	140	143
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	70	72
[3]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	140	142
[3]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	190	193
[3,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	150	145
[3,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	360	361
[3,7]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	280	286
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	110	111
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	70	71
[3]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	70	71
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.187%	11/25/43	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.187%	11/25/43	29	29
[3,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	454	413
[3,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	321	306
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	90	91
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	180	180
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	220	224
[3,7]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	180	188
[3,7]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	70	73
[3,7]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	100	91
[3,7]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	100	95
[3,7]	Hertz Vehicle Financing III LLC Series 2023-3A	5.940%	2/25/28	100	102
[3,7]	Hertz Vehicle Financing III LLC Series 2023-4A	6.150%	3/25/30	200	208
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	110	112
[3]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	250	256
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	110	111
[3,7]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	100	101
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	100	99
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	3,569	3,247
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	460	495
[3,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.038%	3/15/72	9	10
[3,7]	Navistar Financial Dealer Note Master Owner Trust II Series 2023-1	6.180%	8/25/28	70	71
[3,7]	OBX Trust Series 2022-INV5	4.000%	10/25/52	142	130
[3,7]	OBX Trust Series 2022-J2	3.500%	8/25/52	1,563	1,382
[3,7]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	250	143
[3,7]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	130	131
[3,7]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	100	100
[3,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	99	92
[3,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	97
[3,7]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	907	802
[3]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	70	69
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[3]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	40	41
[3,7]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	90	92
[3,7]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	20	20
[3,7]	SCOTT Trust Series 2023-SFS	5.910%	3/15/40	220	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	140	143
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	190	193
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	550	564
[3,7]	Tesla Auto Lease Trust Series 2023-A	5.940%	7/20/27	160	161
[3,7]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	60	61
[3,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	30	30
[3,7]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	30	30
[3,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	60	58
[3,7]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	140	145
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	330	332
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $23,329)					22,920
Corporate Bonds (40.6%)
Communications (3.6%)
	AT&T Inc.	3.800%	2/15/27	830	810
[9]	AT&T Inc.	1.600%	5/19/28	200	207
	AT&T Inc.	4.350%	3/1/29	4	4
	AT&T Inc.	5.400%	2/15/34	144	149
	AT&T Inc.	4.900%	8/15/37	113	109
	AT&T Inc.	4.300%	12/15/42	150	131
	AT&T Inc.	3.500%	9/15/53	350	255
	AT&T Inc.	3.550%	9/15/55	224	161
	AT&T Inc.	3.650%	9/15/59	265	190
[7]	Cable One Inc.	4.000%	11/15/30	40	32
[7]	CCO Holdings LLC	5.000%	2/1/28	75	72
[7]	CCO Holdings LLC	6.375%	9/1/29	275	271
[7]	CCO Holdings LLC	4.750%	3/1/30	130	119
	Charter Communications Operating LLC	6.484%	10/23/45	140	138
[10]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	200	229
	Comcast Corp.	6.550%	7/1/39	150	172
	Comcast Corp.	3.750%	4/1/40	283	243
	Comcast Corp.	3.450%	2/1/50	73	56
	Comcast Corp.	2.987%	11/1/63	367	237
[7]	Cox Communications Inc.	4.800%	2/1/35	170	160
[7]	CSC Holdings LLC	5.750%	1/15/30	25	16
[7]	CSC Holdings LLC	4.625%	12/1/30	25	15
[7]	CSC Holdings LLC	3.375%	2/15/31	75	55
[7]	Directv Financing LLC	5.875%	8/15/27	228	214
	Discovery Communications LLC	3.950%	3/20/28	113	108
	Discovery Communications LLC	6.350%	6/1/40	259	260
	Discovery Communications LLC	4.650%	5/15/50	340	274
[7]	DISH DBS Corp.	5.750%	12/1/28	35	28
[7]	DISH Network Corp.	11.750%	11/15/27	140	146
	Fox Corp.	6.500%	10/13/33	345	374
[7]	Frontier Communications Holdings LLC	6.000%	1/15/30	75	64
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	107
[7]	Level 3 Financing Inc.	4.250%	7/1/28	170	84
[7]	Level 3 Financing Inc.	3.875%	11/15/29	55	47
[7]	Level 3 Financing Inc.	10.500%	5/15/30	55	54
	Meta Platforms Inc.	5.600%	5/15/53	330	358
	Meta Platforms Inc.	5.750%	5/15/63	270	296
	Netflix Inc.	4.375%	11/15/26	79	79
	Netflix Inc.	4.875%	4/15/28	530	536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Netflix Inc.	5.875%	11/15/28	540	570
[3,9]	Netflix Inc.	3.875%	11/15/29	100	114
[7]	News Corp.	3.875%	5/15/29	320	296
[7]	Nexstar Media Inc.	5.625%	7/15/27	195	189
[7]	Nexstar Media Inc.	4.750%	11/1/28	115	106
[7]	Outfront Media Capital LLC	7.375%	2/15/31	45	47
	Paramount Global	4.950%	1/15/31	64	61
	Paramount Global	4.850%	7/1/42	190	152
	Paramount Global	4.375%	3/15/43	110	82
	Paramount Global	4.600%	1/15/45	450	343
	Paramount Global	4.950%	5/19/50	180	146
	Rogers Communications Inc.	3.800%	3/15/32	560	516
	Rogers Communications Inc.	4.550%	3/15/52	120	105
[7]	Scripps Escrow Inc.	5.875%	7/15/27	85	75
[7]	Scripps Escrow II Inc.	5.375%	1/15/31	45	33
	Sprint Capital Corp.	6.875%	11/15/28	860	932
	Sprint Capital Corp.	8.750%	3/15/32	300	370
	Sprint LLC	7.625%	3/1/26	1,520	1,587
	Telefonica Emisiones SA	4.665%	3/6/38	300	275
	Time Warner Cable LLC	7.300%	7/1/38	240	249
	Time Warner Cable LLC	4.500%	9/15/42	386	305
	T-Mobile USA Inc.	3.375%	4/15/29	100	93
	T-Mobile USA Inc.	6.000%	6/15/54	320	352
	T-Mobile USA Inc.	3.600%	11/15/60	137	100
	T-Mobile USA Inc.	5.800%	9/15/62	260	278
[7]	Univision Communications Inc.	5.125%	2/15/25	7	7
[7]	Univision Communications Inc.	8.000%	8/15/28	80	83
[7]	Univision Communications Inc.	4.500%	5/1/29	5	4
[7]	Univision Communications Inc.	7.375%	6/30/30	180	180
[7]	UPC Broadband Finco BV	4.875%	7/15/31	90	79
[7]	UPC Holding BV	5.500%	1/15/28	85	80
	Verizon Communications Inc.	3.400%	3/22/41	190	152
	Verizon Communications Inc.	3.850%	11/1/42	57	48
	Verizon Communications Inc.	4.862%	8/21/46	210	201
	Verizon Communications Inc.	5.012%	4/15/49	311	312
[7]	Videotron Ltd.	3.625%	6/15/29	130	119
	Vodafone Group plc	6.150%	2/27/37	200	217
[7]	VZ Secured Financing BV	5.000%	1/15/32	80	69
	Walt Disney Co.	4.750%	11/15/46	113	108
	Warnermedia Holdings Inc.	3.755%	3/15/27	640	613
	Warnermedia Holdings Inc.	5.050%	3/15/42	493	435
	Warnermedia Holdings Inc.	5.141%	3/15/52	285	245
					17,188
Consumer Discretionary (2.1%)
[7]	1011778 BC ULC	3.875%	1/15/28	85	80
	American Axle & Manufacturing Inc.	5.000%	10/1/29	40	35
	American Honda Finance Corp.	4.750%	1/12/26	215	215
[9]	American Honda Finance Corp.	3.750%	10/25/27	200	227
[7]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	137
	AutoZone Inc.	6.250%	11/1/28	170	181
[7]	Boyne USA Inc.	4.750%	5/15/29	20	19
[7]	Caesars Entertainment Inc.	7.000%	2/15/30	85	87
[7]	Caesars Resort Collection LLC	5.750%	7/1/25	45	45
[7]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	170	173
[7]	Carnival Corp.	5.750%	3/1/27	80	78
[7]	Carnival Corp.	9.875%	8/1/27	35	37
[7]	Carnival Corp.	4.000%	8/1/28	200	186
[7]	Carnival Corp.	6.000%	5/1/29	15	14

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Carnival Corp.	10.500%	6/1/30	10	11
[7]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	50	55
[7]	Cedar Fair LP	5.500%	5/1/25	290	288
[7]	Churchill Downs Inc.	5.750%	4/1/30	195	190
[7]	Clarios Global LP	8.500%	5/15/27	100	101
	Dana Inc.	4.500%	2/15/32	95	83
	eBay Inc.	5.900%	11/22/25	125	127
	Ford Motor Co.	9.625%	4/22/30	10	12
	Ford Motor Credit Co. LLC	2.700%	8/10/26	205	190
	Ford Motor Credit Co. LLC	4.950%	5/28/27	75	73
	Ford Motor Credit Co. LLC	6.800%	5/12/28	315	329
	Ford Motor Credit Co. LLC	2.900%	2/10/29	310	272
	Ford Motor Credit Co. LLC	7.200%	6/10/30	75	80
	Ford Motor Credit Co. LLC	7.122%	11/7/33	255	275
[7]	Garda World Security Corp.	7.750%	2/15/28	170	177
	General Motors Co.	5.200%	4/1/45	170	153
	General Motors Financial Co. Inc.	2.750%	6/20/25	695	669
	General Motors Financial Co. Inc.	6.050%	10/10/25	1,135	1,150
	General Motors Financial Co. Inc.	1.250%	1/8/26	452	418
	General Motors Financial Co. Inc.	1.500%	6/10/26	135	124
	General Motors Financial Co. Inc.	5.850%	4/6/30	250	258
	General Motors Financial Co. Inc.	6.400%	1/9/33	250	266
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	15	15
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	120	113
[7]	Hanesbrands Inc.	9.000%	2/15/31	25	24
[7]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	205	191
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	51
	Home Depot Inc.	5.950%	4/1/41	210	235
	Home Depot Inc.	4.950%	9/15/52	110	111
	Home Depot Inc.	3.500%	9/15/56	110	87
	KB Home	7.250%	7/15/30	115	120
[7]	Lithia Motors Inc.	4.625%	12/15/27	260	251
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	193
	Lowe's Cos. Inc.	4.450%	4/1/62	210	178
[7]	Masonite International Corp.	5.375%	2/1/28	105	101
[7]	NCL Corp. Ltd.	5.875%	2/15/27	200	198
[7]	NCL Corp. Ltd.	8.125%	1/15/29	10	10
[7]	NCL Corp. Ltd.	7.750%	2/15/29	110	110
	Newell Brands Inc.	5.200%	4/1/26	20	20
	Newell Brands Inc.	6.375%	9/15/27	102	102
	Newell Brands Inc.	6.625%	9/15/29	63	63
[7]	Ontario Gaming GTA LP	8.000%	8/1/30	40	41
[7]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	140	149
[7]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	20	21
[7]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	18	19
	Sands China Ltd.	5.650%	8/8/28	30	30
	Service Corp. International	4.000%	5/15/31	5	4
[7]	Studio City Co. Ltd.	7.000%	2/15/27	125	123
	Tapestry Inc.	7.850%	11/27/33	235	251
[7]	Vail Resorts Inc.	6.250%	5/15/25	145	146
[3,9]	Volkswagen Leasing GmbH	0.375%	7/20/26	300	307
					10,079
Consumer Staples (1.8%)
[7]	Albertsons Cos. Inc.	6.500%	2/15/28	55	56
	Altria Group Inc.	3.400%	2/4/41	155	114
	Altria Group Inc.	3.875%	9/16/46	170	128
	Altria Group Inc.	3.700%	2/4/51	170	120
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	200	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	150	158
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	141	134
	B&G Foods Inc.	5.250%	9/15/27	80	73
[7]	B&G Foods Inc.	8.000%	9/15/28	40	42
	BAT Capital Corp.	3.557%	8/15/27	237	226
	BAT Capital Corp.	7.079%	8/2/43	235	250
	BAT Capital Corp.	4.540%	8/15/47	194	149
[3,9]	BAT International Finance plc	3.125%	3/6/29	200	213
[7]	Cargill Inc.	4.750%	4/24/33	220	221
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	100	107
	Conagra Brands Inc.	5.300%	10/1/26	285	288
[7]	Coty Inc.	5.000%	4/15/26	6	6
[7]	Coty Inc.	6.625%	7/15/30	30	31
[7]	Energizer Holdings Inc.	4.750%	6/15/28	208	194
[7]	Energizer Holdings Inc.	4.375%	3/31/29	180	162
	Hershey Co.	4.500%	5/4/33	135	136
[7]	Imperial Brands Finance plc	6.125%	7/27/27	200	205
	J M Smucker Co.	6.500%	11/15/43	270	301
	J M Smucker Co.	6.500%	11/15/53	270	312
	JBS USA LUX SA	5.750%	4/1/33	260	257
[7]	JBS USA LUX SA	6.750%	3/15/34	240	253
[7]	JBS USA LUX SA	7.250%	11/15/53	175	191
	Kenvue Inc.	5.100%	3/22/43	140	146
[3]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	1,000	976
	Kraft Heinz Foods Co.	3.750%	4/1/30	320	306
	Kroger Co.	4.450%	2/1/47	93	82
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	52	48
	PepsiCo Inc.	2.625%	7/29/29	405	373
[7]	Performance Food Group Inc.	5.500%	10/15/27	60	59
[7]	Performance Food Group Inc.	4.250%	8/1/29	20	18
	Philip Morris International Inc.	5.000%	11/17/25	290	291
	Philip Morris International Inc.	5.125%	11/17/27	290	295
	Philip Morris International Inc.	5.625%	11/17/29	225	236
	Philip Morris International Inc.	2.100%	5/1/30	387	333
	Philip Morris International Inc.	5.750%	11/17/32	210	221
	Philip Morris International Inc.	4.500%	3/20/42	106	95
[7]	Post Holdings Inc.	5.500%	12/15/29	70	68
[7]	Post Holdings Inc.	4.625%	4/15/30	125	115
[3,9]	Swedish Match AB	0.875%	2/26/27	100	102
	Target Corp.	2.950%	1/15/52	180	129
[7]	United Natural Foods Inc.	6.750%	10/15/28	67	54
[7]	US Foods Inc.	6.875%	9/15/28	10	10
[7]	US Foods Inc.	7.250%	1/15/32	20	21
	Walmart Inc.	3.950%	6/28/38	200	190
					8,695
Energy (3.6%)
[7]	Antero Resources Corp.	5.375%	3/1/30	130	125
[7]	Baytex Energy Corp.	8.500%	4/30/30	30	31
	BP Capital Markets America Inc.	2.721%	1/12/32	175	153
	BP Capital Markets America Inc.	3.060%	6/17/41	226	175
[3,9]	BP Capital Markets BV	3.773%	5/12/30	100	114
[3]	Canacol Energy Ltd.	5.750%	11/24/28	625	458
	Canadian Natural Resources Ltd.	2.950%	7/15/30	185	163
	Canadian Natural Resources Ltd.	6.250%	3/15/38	63	66
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	82
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	140	132
	Cheniere Energy Partners LP	4.000%	3/1/31	130	118
	Cheniere Energy Partners LP	3.250%	1/31/32	160	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Cheniere Energy Partners LP	5.950%	6/30/33	100	103
[7]	Civitas Resources Inc.	8.625%	11/1/30	30	32
[7]	Civitas Resources Inc.	8.750%	7/1/31	90	96
[7]	CNX Resources Corp.	7.375%	1/15/31	45	45
	ConocoPhillips Co.	6.950%	4/15/29	50	56
	ConocoPhillips Co.	3.800%	3/15/52	140	113
	ConocoPhillips Co.	5.700%	9/15/63	20	22
[7]	Continental Resources Inc.	2.268%	11/15/26	200	184
[7]	CrownRock LP	5.625%	10/15/25	140	140
	DCP Midstream Operating LP	5.625%	7/15/27	240	246
[7]	DCP Midstream Operating LP	6.750%	9/15/37	450	493
	Devon Energy Corp.	4.750%	5/15/42	113	99
[7]	Diamond Foreign Asset Co.	8.500%	10/1/30	60	61
	Diamondback Energy Inc.	6.250%	3/15/33	220	236
[7]	DT Midstream Inc.	4.125%	6/15/29	270	249
	Enbridge Inc.	6.200%	11/15/30	540	578
	Enbridge Inc.	6.700%	11/15/53	205	239
	Energy Transfer LP	2.900%	5/15/25	500	485
	Energy Transfer LP	4.400%	3/15/27	415	406
	Energy Transfer LP	6.400%	12/1/30	340	364
	Energy Transfer LP	6.550%	12/1/33	340	369
	Energy Transfer LP	5.300%	4/1/44	120	111
	Energy Transfer LP	5.150%	3/15/45	200	184
	Energy Transfer LP	5.400%	10/1/47	339	316
[7]	EnLink Midstream LLC	5.625%	1/15/28	190	187
	Enterprise Products Operating LLC	2.800%	1/31/30	115	104
	Enterprise Products Operating LLC	5.350%	1/31/33	155	162
	Enterprise Products Operating LLC	3.700%	1/31/51	305	243
	EOG Resources Inc.	4.375%	4/15/30	20	20
[7]	EQM Midstream Partners LP	7.500%	6/1/27	80	83
	EQM Midstream Partners LP	5.500%	7/15/28	250	249
[7]	EQM Midstream Partners LP	7.500%	6/1/30	125	135
	Exxon Mobil Corp.	2.995%	8/16/39	339	272
	Exxon Mobil Corp.	3.095%	8/16/49	226	168
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	1,335	1,108
	Genesis Energy LP	8.250%	1/15/29	35	36
	Helmerich & Payne Inc.	2.900%	9/29/31	135	113
	Hess Corp.	7.300%	8/15/31	15	17
[7]	Kinetik Holdings LP	6.625%	12/15/28	30	31
	MPLX LP	4.500%	4/15/38	200	178
	MPLX LP	4.950%	3/14/52	50	45
	MPLX LP	5.650%	3/1/53	49	48
	Occidental Petroleum Corp.	5.500%	12/1/25	140	140
	Occidental Petroleum Corp.	6.375%	9/1/28	197	208
	Occidental Petroleum Corp.	6.625%	9/1/30	89	95
	Occidental Petroleum Corp.	7.500%	5/1/31	70	78
	Occidental Petroleum Corp.	6.600%	3/15/46	45	49
	ONEOK Inc.	5.550%	11/1/26	210	214
	ONEOK Inc.	5.650%	11/1/28	210	217
	ONEOK Inc.	5.800%	11/1/30	230	239
	Ovintiv Inc.	5.650%	5/15/25	420	422
[7]	Permian Resources Operating LLC	7.750%	2/15/26	110	112
[7]	Permian Resources Operating LLC	6.875%	4/1/27	40	40
[7]	Permian Resources Operating LLC	5.875%	7/1/29	180	175
[7]	Permian Resources Operating LLC	9.875%	7/15/31	20	22
[7]	Permian Resources Operating LLC	7.000%	1/15/32	45	46
	Pioneer Natural Resources Co.	2.150%	1/15/31	310	264
	Range Resources Corp.	8.250%	1/15/29	70	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	280	285
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	700	685
[7]	Seadrill Finance Ltd.	8.375%	8/1/30	20	21
	Shell International Finance BV	2.750%	4/6/30	300	274
	Suncor Energy Inc.	4.000%	11/15/47	147	116
	Suncor Energy Inc.	3.750%	3/4/51	60	45
[7]	Sunoco LP	7.000%	9/15/28	115	119
	Targa Resources Corp.	6.150%	3/1/29	455	476
	Targa Resources Corp.	6.125%	3/15/33	175	185
	Targa Resources Corp.	6.500%	3/30/34	420	454
	Targa Resources Partners LP	6.875%	1/15/29	45	46
	Targa Resources Partners LP	4.875%	2/1/31	100	97
	TransCanada PipeLines Ltd.	4.100%	4/15/30	150	143
	TransCanada PipeLines Ltd.	2.500%	10/12/31	170	142
	TransCanada PipeLines Ltd.	5.100%	3/15/49	65	62
[7]	Transocean Inc.	8.750%	2/15/30	47	50
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/28	170	176
[7]	Valaris Ltd.	8.375%	4/30/30	173	177
	Valero Energy Corp.	3.650%	12/1/51	100	73
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	200	180
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	35	35
[7]	Venture Global LNG Inc.	8.125%	6/1/28	20	20
[7]	Venture Global LNG Inc.	9.500%	2/1/29	135	143
[7]	Venture Global LNG Inc.	8.375%	6/1/31	155	155
[7]	Venture Global LNG Inc.	9.875%	2/1/32	20	21
[7]	Viper Energy Inc.	7.375%	11/1/31	35	36
	Western Midstream Operating LP	4.500%	3/1/28	235	228
	Western Midstream Operating LP	4.750%	8/15/28	236	231
	Williams Cos. Inc.	4.650%	8/15/32	150	147
					17,395
Financials (14.9%)
[3,9]	ABN AMRO Bank NV	5.125%	2/22/33	100	114
	AerCap Ireland Capital DAC	3.500%	1/15/25	565	553
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	139
	AerCap Ireland Capital DAC	6.100%	1/15/27	1,360	1,389
	AerCap Ireland Capital DAC	5.750%	6/6/28	400	410
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	243
	Allstate Corp.	5.250%	3/30/33	350	358
	American Express Co.	3.950%	8/1/25	1,000	984
	American Express Co.	5.850%	11/5/27	500	522
	American Express Co.	6.489%	10/30/31	540	585
[3,9]	Argenta Spaarbank NV	1.000%	10/13/26	100	104
	Arthur J Gallagher & Co.	6.750%	2/15/54	150	176
[7]	Athene Global Funding	1.985%	8/19/28	750	646
[10]	Aviva plc	6.125%	11/14/36	100	130
[3,9]	Banco Bilbao Vizcaya Argentaria SA	2.575%	2/22/29	100	110
	Banco Santander SA	6.607%	11/7/28	100	107
	Banco Santander SA	6.921%	8/8/33	75	80
	Banco Santander SA	6.938%	11/7/33	75	83
	Bank of America Corp.	5.933%	9/15/27	1,000	1,020
[3]	Bank of America Corp.	3.970%	3/5/29	300	287
[3]	Bank of America Corp.	4.078%	4/23/40	340	298
[3]	Bank of America Corp.	2.831%	10/24/51	100	68
	Bank of New York Mellon Corp.	4.414%	7/24/26	300	297
	Bank of New York Mellon Corp.	4.947%	4/26/27	1,800	1,800
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	450	467
	Bank of New York Mellon Corp.	4.706%	2/1/34	300	293
[3]	Bank of Nova Scotia	3.450%	4/11/25	440	431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	4.750%	2/2/26	500	499
	Barclays plc	5.304%	8/9/26	200	199
	Barclays plc	4.836%	5/9/28	500	488
	Barclays plc	5.501%	8/9/28	250	251
	Barclays plc	7.385%	11/2/28	200	214
	Barclays plc	7.119%	6/27/34	570	607
[7]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	229	180
[3,9]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	100	106
[3,9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	100	97
[7]	BNP Paribas SA	3.500%	11/16/27	2,222	2,098
[7]	BNP Paribas SA	5.335%	6/12/29	500	507
[7]	BNP Paribas SA	5.894%	12/5/34	350	366
[7]	BPCE SA	5.975%	1/18/27	415	418
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	620	620
	Capital One Financial Corp.	3.750%	7/28/26	250	239
	Capital One Financial Corp.	3.750%	3/9/27	140	134
	Capital One Financial Corp.	7.149%	10/29/27	1,010	1,049
	Capital One Financial Corp.	5.468%	2/1/29	140	140
	Capital One Financial Corp.	6.312%	6/8/29	290	297
[3]	Capital One Financial Corp.	7.624%	10/30/31	860	944
	Capital One Financial Corp.	5.817%	2/1/34	400	398
	Charles Schwab Corp.	2.450%	3/3/27	215	200
	Charles Schwab Corp.	6.196%	11/17/29	280	294
	Citigroup Inc.	2.014%	1/25/26	500	480
	Citigroup Inc.	4.650%	7/30/45	145	132
	Corebridge Financial Inc.	3.500%	4/4/25	100	98
	Corebridge Financial Inc.	3.650%	4/5/27	150	144
	Corebridge Financial Inc.	3.850%	4/5/29	330	311
	Corebridge Financial Inc.	3.900%	4/5/32	200	181
	Corebridge Financial Inc.	4.350%	4/5/42	190	161
	Corebridge Financial Inc.	4.400%	4/5/52	300	252
[7]	Credit Acceptance Corp.	9.250%	12/15/28	55	59
[3,9]	Credit Mutuel Arkea SA	3.375%	9/19/27	200	222
	Credit Suisse AG	4.750%	8/9/24	600	596
[3,9]	Credit Suisse AG	0.250%	1/5/26	100	104
[3,9]	Credit Suisse AG	1.500%	4/10/26	200	211
	Credit Suisse AG	5.000%	7/9/27	800	800
	Credit Suisse AG	7.500%	2/15/28	500	548
[3,9]	Danske Bank A/S	2.500%	6/21/29	100	109
[3,9]	Deutsche Bank AG	1.625%	1/20/27	100	104
	Deutsche Bank AG	7.146%	7/13/27	25	26
	Deutsche Bank AG	6.720%	1/18/29	25	26
	Deutsche Bank AG	6.819%	11/20/29	290	305
	Deutsche Bank AG	7.079%	2/10/34	240	247
	Equitable Holdings Inc.	5.594%	1/11/33	510	525
	Equitable Holdings Inc.	5.000%	4/20/48	150	140
	Fifth Third Bancorp	1.707%	11/1/27	110	99
	Fifth Third Bancorp	6.339%	7/27/29	490	510
	Fifth Third Bancorp	4.337%	4/25/33	300	279
[3]	Fifth Third Bank NA	3.950%	7/28/25	500	489
[7]	Five Corners Funding Trust IV	5.997%	2/15/53	220	239
	GATX Corp.	3.500%	6/1/32	300	263
[7]	GGAM Finance Ltd.	8.000%	2/15/27	60	62
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	1,540	1,708
	Goldman Sachs Group Inc.	5.700%	11/1/24	380	381
[9]	Goldman Sachs Group Inc.	3.375%	3/27/25	200	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,10]	Goldman Sachs Group Inc.	7.250%	4/10/28	100	139
	Goldman Sachs Group Inc.	6.750%	10/1/37	510	562
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	300	272
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	164
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	140	133
	Goldman Sachs Group Inc.	4.750%	10/21/45	144	137
[7]	Greystar Real Estate Partners LLC	7.750%	9/1/30	25	26
	HSBC Holdings plc	2.999%	3/10/26	600	582
[3,10]	HSBC Holdings plc	1.750%	7/24/27	200	234
	HSBC Holdings plc	5.887%	8/14/27	1,000	1,014
	HSBC Holdings plc	6.161%	3/9/29	200	207
	HSBC Holdings plc	6.332%	3/9/44	300	324
	HSBC USA Inc.	5.625%	3/17/25	500	503
	Huntington Bancshares Inc.	6.208%	8/21/29	1,900	1,959
	Huntington Bancshares Inc.	5.023%	5/17/33	723	701
[9]	ING Groep NV	1.000%	11/13/30	200	207
	Intercontinental Exchange Inc.	4.950%	6/15/52	100	100
	Intercontinental Exchange Inc.	3.000%	9/15/60	100	68
	Intercontinental Exchange Inc.	5.200%	6/15/62	20	20
[9]	JAB Holdings BV	1.000%	12/20/27	100	101
	JPMorgan Chase & Co.	6.400%	5/15/38	200	229
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	420	325
	JPMorgan Chase & Co.	5.600%	7/15/41	30	32
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	170	122
	JPMorgan Chase & Co.	3.328%	4/22/52	30	22
	JPMorgan Chase Bank NA	5.110%	12/8/26	690	697
[3]	KeyBank NA	4.150%	8/8/25	100	97
	KeyBank NA	5.000%	1/26/33	50	47
	Lloyds Banking Group plc	4.716%	8/11/26	200	197
	Lloyds Banking Group plc	5.871%	3/6/29	100	103
	LPL Holdings Inc.	6.750%	11/17/28	620	660
	M&T Bank Corp.	5.053%	1/27/34	390	369
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,510	1,478
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	4,230	4,112
[3]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	1,000	949
	MetLife Inc.	4.875%	11/13/43	100	98
	MetLife Inc.	5.000%	7/15/52	100	99
[3]	Morgan Stanley	4.000%	7/23/25	300	296
	Morgan Stanley	5.000%	11/24/25	250	250
	Morgan Stanley	5.050%	1/28/27	1,010	1,011
	Morgan Stanley	3.950%	4/23/27	250	243
[9]	Morgan Stanley	0.406%	10/29/27	100	101
	Morgan Stanley	5.123%	2/1/29	365	366
	Morgan Stanley	5.948%	1/19/38	610	618
[3]	Morgan Stanley	3.971%	7/22/38	175	153
[3]	Morgan Stanley	4.457%	4/22/39	140	129
	Morgan Stanley	4.300%	1/27/45	180	163
[3]	Morgan Stanley	2.802%	1/25/52	50	33
[3]	Morgan Stanley Bank NA	4.754%	4/21/26	800	800
	Nasdaq Inc.	5.650%	6/28/25	120	121
	Nasdaq Inc.	5.350%	6/28/28	600	618
	Nasdaq Inc.	3.950%	3/7/52	45	36
	Nasdaq Inc.	5.950%	8/15/53	300	323
[3,9]	Nationwide Building Society	2.000%	7/25/29	100	108
[3,9]	NatWest Group plc	1.750%	3/2/26	100	107
[3]	NatWest Group plc	4.892%	5/18/29	200	197
	Navient Corp.	9.375%	7/25/30	40	42
[7]	New York Life Global Funding	4.850%	1/9/28	500	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	OneMain Finance Corp.	3.500%	1/15/27	65	60
	OneMain Finance Corp.	7.875%	3/15/30	15	15
[7]	PennyMac Financial Services Inc.	7.875%	12/15/29	25	26
[7]	Penske Truck Leasing Co. LP	4.000%	7/15/25	170	166
[7]	Penske Truck Leasing Co. LP	6.050%	8/1/28	245	254
[7]	Penske Truck Leasing Co. LP	6.200%	6/15/30	94	99
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	100	130
	PNC Financial Services Group Inc.	5.068%	1/24/34	525	513
	PNC Financial Services Group Inc.	5.939%	8/18/34	230	240
	PNC Financial Services Group Inc.	6.875%	10/20/34	900	999
	Prudential Financial Inc.	3.935%	12/7/49	250	206
[3]	Prudential Financial Inc.	3.700%	3/13/51	110	87
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	200	202
[10]	Rothesay Life plc	8.000%	10/30/25	100	131
[3]	Royal Bank of Canada	3.970%	7/26/24	500	496
[3]	Royal Bank of Canada	4.950%	4/25/25	2,200	2,201
[3]	Royal Bank of Canada	6.000%	11/1/27	500	524
	Santander UK Group Holdings plc	6.833%	11/21/26	100	102
	Santander UK Group Holdings plc	6.534%	1/10/29	100	104
[7]	Societe Generale SA	1.792%	6/9/27	210	191
[7]	Standard Chartered plc	7.767%	11/16/28	540	583
	State Street Corp.	5.820%	11/4/28	300	311
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	720	737
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	400	409
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	50	56
	Synovus Bank	5.625%	2/15/28	250	241
[3]	Toronto-Dominion Bank	5.532%	7/17/26	490	499
[7]	UBS Group AG	6.327%	12/22/27	350	361
[7]	UBS Group AG	4.282%	1/9/28	1,430	1,383
[3]	US Bancorp	4.548%	7/22/28	500	493
	US Bancorp	5.775%	6/12/29	940	965
[3]	US Bancorp	4.967%	7/22/33	280	266
	US Bancorp	5.850%	10/21/33	200	206
	US Bancorp	4.839%	2/1/34	100	96
	US Bancorp	5.836%	6/12/34	340	351
[7]	USI Inc.	7.500%	1/15/32	25	26
[3]	Wells Fargo & Co.	2.164%	2/11/26	300	289
[3]	Wells Fargo & Co.	2.393%	6/2/28	400	366
	Wells Fargo & Co.	5.389%	4/24/34	400	401
	Wells Fargo & Co.	6.491%	10/23/34	400	436
[3]	Wells Fargo & Co.	3.068%	4/30/41	175	132
	Wells Fargo & Co.	5.375%	11/2/43	155	151
[3]	Wells Fargo & Co.	4.611%	4/25/53	50	45
[3]	Wells Fargo Bank NA	5.450%	8/7/26	500	508
	Willis North America Inc.	2.950%	9/15/29	904	811
					72,246
Health Care (2.7%)
	AbbVie Inc.	4.050%	11/21/39	702	635
[3]	AdventHealth Obligated Group	2.795%	11/15/51	350	238
[7]	Alcon Finance Corp.	3.800%	9/23/49	200	160
	Amgen Inc.	4.950%	10/1/41	450	432
	Amgen Inc.	5.600%	3/2/43	195	202
	Amgen Inc.	5.650%	3/2/53	145	153
	Amgen Inc.	5.750%	3/2/63	115	121
	AstraZeneca plc	4.000%	9/18/42	260	236
	AstraZeneca plc	4.375%	8/17/48	311	292
[7]	Bausch & Lomb Escrow Corp.	8.375%	10/1/28	30	32
	Becton Dickinson & Co.	4.693%	2/13/28	180	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	155
	Bristol-Myers Squibb Co.	2.350%	11/13/40	254	177
	Bristol-Myers Squibb Co.	2.550%	11/13/50	180	114
[7]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	100	87
[7]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	125	109
	Cencora Inc.	4.300%	12/15/47	300	269
	Centene Corp.	2.450%	7/15/28	210	188
	Centene Corp.	3.000%	10/15/30	180	157
	Cigna Group	4.800%	8/15/38	100	97
[3]	CommonSpirit Health	4.350%	11/1/42	300	260
[7]	Community Health Systems Inc.	8.000%	3/15/26	89	89
	CVS Health Corp.	4.300%	3/25/28	574	564
	CVS Health Corp.	5.125%	2/21/30	365	371
	CVS Health Corp.	1.750%	8/21/30	476	393
	CVS Health Corp.	6.000%	6/1/63	110	117
[7]	DaVita Inc.	3.750%	2/15/31	40	33
	Elevance Health Inc.	3.650%	12/1/27	315	306
	Elevance Health Inc.	3.125%	5/15/50	135	98
	Elevance Health Inc.	6.100%	10/15/52	210	239
[7]	Fortrea Holdings Inc.	7.500%	7/1/30	40	41
	GE HealthCare Technologies Inc.	5.600%	11/15/25	370	373
	GE HealthCare Technologies Inc.	5.857%	3/15/30	275	289
	GE HealthCare Technologies Inc.	5.905%	11/22/32	175	187
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	116
	Gilead Sciences Inc.	4.150%	3/1/47	110	96
	HCA Inc.	3.625%	3/15/32	385	344
[7]	IQVIA Inc.	6.250%	2/1/29	100	104
[7]	IQVIA Inc.	6.500%	5/15/30	60	62
[7]	LifePoint Health Inc.	11.000%	10/15/30	35	37
[7]	Medline Borrower LP	3.875%	4/1/29	38	34
	Merck & Co. Inc.	4.000%	3/7/49	70	62
	Merck & Co. Inc.	5.150%	5/17/63	265	277
[7]	Owens & Minor Inc.	6.625%	4/1/30	15	14
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	970	967
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	525	529
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	180	180
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	157
[7]	Star Parent Inc.	9.000%	10/1/30	57	60
[9]	Stryker Corp.	3.375%	12/11/28	100	112
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	140
	Tenet Healthcare Corp.	6.250%	2/1/27	130	130
	Tenet Healthcare Corp.	6.125%	10/1/28	70	70
	Tenet Healthcare Corp.	4.250%	6/1/29	60	56
[7]	Tenet Healthcare Corp.	6.750%	5/15/31	95	97
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	45	43
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	55	59
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	75	82
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	29	20
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	370	382
	UnitedHealth Group Inc.	3.700%	5/15/27	20	20
	UnitedHealth Group Inc.	5.250%	2/15/28	80	83
	UnitedHealth Group Inc.	2.750%	5/15/40	315	239
	UnitedHealth Group Inc.	6.050%	2/15/63	200	231
	Zoetis Inc.	5.400%	11/14/25	425	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	4.700%	2/1/43	105	100
	Zoetis Inc.	3.950%	9/12/47	110	93
					12,820
Industrials (3.8%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	75	76
[7]	Air Canada	3.875%	8/15/26	200	191
[7]	Allison Transmission Inc.	4.750%	10/1/27	155	150
[7]	American Airlines Inc.	7.250%	2/15/28	44	45
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	185	176
	Boeing Co.	5.150%	5/1/30	574	584
	Boeing Co.	5.705%	5/1/40	203	210
	Boeing Co.	5.805%	5/1/50	250	259
	Boeing Co.	5.930%	5/1/60	750	779
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	491
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	220	230
	Canadian Pacific Railway Co.	4.800%	8/1/45	235	221
[7]	Carrier Global Corp.	5.800%	11/30/25	340	345
[7]	Carrier Global Corp.	5.900%	3/15/34	90	97
[7]	Carrier Global Corp.	6.200%	3/15/54	140	162
[7]	Chart Industries Inc.	7.500%	1/1/30	25	26
[7]	Chart Industries Inc.	9.500%	1/1/31	15	16
[7]	Clean Harbors Inc.	4.875%	7/15/27	75	73
[7]	Clean Harbors Inc.	6.375%	2/1/31	50	51
	CSX Corp.	3.800%	11/1/46	283	235
[7]	Daimler Truck Finance North America LLC	5.400%	9/20/28	160	163
[7]	Daimler Truck Finance North America LLC	5.500%	9/20/33	150	153
[7]	Delta Air Lines Inc.	4.750%	10/20/28	2,041	2,007
[7]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	75	77
[7]	ERAC USA Finance LLC	4.600%	5/1/28	180	179
[7]	ERAC USA Finance LLC	7.000%	10/15/37	920	1,073
[7]	Gates Global LLC	6.250%	1/15/26	33	33
	General Dynamics Corp.	3.750%	5/15/28	236	232
	General Dynamics Corp.	2.850%	6/1/41	226	174
[3,10]	Heathrow Funding Ltd.	6.750%	12/3/26	100	134
[9]	Honeywell International Inc.	3.500%	5/17/27	265	297
	Jacobs Engineering Group Inc.	5.900%	3/1/33	190	194
	L3Harris Technologies Inc.	5.400%	7/31/33	195	203
	Lockheed Martin Corp.	3.600%	3/1/35	113	103
	Lockheed Martin Corp.	4.700%	5/15/46	110	108
	Lockheed Martin Corp.	4.300%	6/15/62	170	153
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,583	2,590
	Parker-Hannifin Corp.	3.650%	6/15/24	440	436
	Parker-Hannifin Corp.	3.250%	6/14/29	500	471
	Republic Services Inc.	5.000%	4/1/34	180	184
[7]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	15	16
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	105	98
[7]	Rolls-Royce plc	3.625%	10/14/25	180	174
	RTX Corp.	5.400%	5/1/35	430	444
	RTX Corp.	4.875%	10/15/40	1,190	1,136
	RTX Corp.	5.375%	2/27/53	240	244
	Ryder System Inc.	6.600%	12/1/33	809	899
[7]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	620	484
[7]	Spirit AeroSystems Inc.	9.375%	11/30/29	64	70
[7]	Spirit AeroSystems Inc.	9.750%	11/15/30	83	89
[7]	TopBuild Corp.	3.625%	3/15/29	135	122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	TopBuild Corp.	4.125%	2/15/32	35	31
[7]	TransDigm Inc.	6.250%	3/15/26	130	130
[7]	TransDigm Inc.	6.750%	8/15/28	300	308
[7]	TransDigm Inc.	6.875%	12/15/30	75	77
[7]	TransDigm Inc.	7.125%	12/1/31	105	110
[7]	Triumph Group Inc.	9.000%	3/15/28	86	91
	Union Pacific Corp.	3.839%	3/20/60	170	139
	Union Pacific Corp.	3.850%	2/14/72	200	159
[7]	United Airlines Inc.	4.375%	4/15/26	260	254
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	58	59
					18,515
Materials (1.3%)
	Albemarle Corp.	4.650%	6/1/27	100	98
[7]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	90	76
[7]	Arsenal AIC Parent LLC	8.000%	10/1/30	45	47
[7]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	20	15
[7]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25	26
[7]	Axalta Coating Systems LLC	4.750%	6/15/27	180	175
	Ball Corp.	6.875%	3/15/28	80	83
	Ball Corp.	6.000%	6/15/29	60	61
	Ball Corp.	2.875%	8/15/30	70	60
	Ball Corp.	3.125%	9/15/31	90	78
[7]	Big River Steel LLC	6.625%	1/31/29	190	194
[3]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	155
[7]	Braskem Netherlands Finance BV	8.500%	1/12/31	820	756
[7]	Canpack SA	3.875%	11/15/29	265	227
[3]	Cemex SAB de CV	5.125%	Perpetual	500	475
[7]	Chemours Co.	5.750%	11/15/28	10	10
[7]	Chemours Co.	4.625%	11/15/29	250	219
[7]	Cleveland-Cliffs Inc.	6.750%	3/15/26	230	232
[7]	Element Solutions Inc.	3.875%	9/1/28	270	249
	FMC Corp.	5.150%	5/18/26	165	165
	Freeport-McMoRan Inc.	4.250%	3/1/30	260	244
[7]	Georgia-Pacific LLC	2.300%	4/30/30	250	217
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	190	185
[7]	Kaiser Aluminum Corp.	4.500%	6/1/31	155	134
	LYB International Finance III LLC	3.375%	10/1/40	339	261
[7]	NOVA Chemicals Corp.	8.500%	11/15/28	10	11
[7]	Novelis Corp.	4.750%	1/30/30	96	90
[7]	Novelis Corp.	3.875%	8/15/31	152	134
	Nucor Corp.	3.125%	4/1/32	260	234
	Nucor Corp.	4.400%	5/1/48	110	100
	Nucor Corp.	3.850%	4/1/52	100	83
	Nutrien Ltd.	5.900%	11/7/24	50	50
	Nutrien Ltd.	5.950%	11/7/25	125	127
	Nutrien Ltd.	5.800%	3/27/53	155	166
[7]	Olympus Water US Holding Corp.	4.250%	10/1/28	111	100
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	175	187
[7]	Olympus Water US Holding Corp.	6.250%	10/1/29	40	36
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	30	30
[7]	Sealed Air Corp.	6.125%	2/1/28	95	96
[7]	Sealed Air Corp.	5.000%	4/15/29	35	34
[7]	Sealed Air Corp.	7.250%	2/15/31	40	42
	Sherwin-Williams Co.	2.950%	8/15/29	55	51
	Sherwin-Williams Co.	2.200%	3/15/32	95	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	SNF Group SACA	3.125%	3/15/27	55	50
[7]	SNF Group SACA	3.375%	3/15/30	255	218
[7]	Summit Materials LLC	7.250%	1/15/31	20	21
[7]	WR Grace Holdings LLC	5.625%	8/15/29	25	22
[7]	WR Grace Holdings LLC	7.375%	3/1/31	35	35
					6,438
Real Estate (1.4%)
[3,10]	Akelius Residential Property AB	2.375%	8/15/25	100	120
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	175	170
[9]	American Tower Corp.	0.450%	1/15/27	150	151
[3,9]	Aroundtown SA	1.625%	Perpetual	100	35
[9]	ATF Netherlands BV	7.078%	Perpetual	100	48
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	724
	Camden Property Trust	3.350%	11/1/49	170	128
	Corporate Office Properties LP	2.250%	3/15/26	545	509
	Corporate Office Properties LP	2.000%	1/15/29	365	303
[9]	Digital Dutch Finco BV	0.625%	7/15/25	100	105
[9]	Digital Euro Finco LLC	2.625%	4/15/24	100	110
	ERP Operating LP	4.500%	7/1/44	230	204
	Extra Space Storage LP	5.500%	7/1/30	130	133
	Extra Space Storage LP	5.900%	1/15/31	520	543
	Extra Space Storage LP	2.400%	10/15/31	140	115
	Healthpeak OP LLC	5.250%	12/15/32	305	309
[3,9]	Heimstaden Bostad AB	1.125%	1/21/26	200	189
	Highwoods Realty LP	7.650%	2/1/34	117	126
	Kimco Realty OP LLC	4.250%	4/1/45	75	61
	Kimco Realty OP LLC	3.700%	10/1/49	110	83
[7]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	95	86
[3,9]	Logicor Financing Sarl	0.750%	7/15/24	100	108
	MPT Operating Partnership LP	3.500%	3/15/31	170	106
	NNN REIT Inc.	5.600%	10/15/33	240	248
	Prologis LP	1.750%	2/1/31	100	83
	Prologis LP	4.625%	1/15/33	100	100
	Prologis LP	5.250%	6/15/53	402	420
	Public Storage Operating Co.	5.350%	8/1/53	240	251
[3,10]	Realty Income Corp.	1.875%	1/14/27	100	117
	Realty Income Corp.	4.850%	3/15/30	290	292
	Sabra Health Care LP	3.200%	12/1/31	510	418
	SBA Communications Corp.	3.875%	2/15/27	50	48
	SBA Communications Corp.	3.125%	2/1/29	50	45
[7]	VICI Properties LP	4.625%	6/15/25	190	187
[10]	Westfield America Management Ltd.	2.125%	3/30/25	100	122
					6,797
Technology (1.6%)
	Apple Inc.	4.100%	8/8/62	340	303
	Block Inc.	3.500%	6/1/31	20	18
	Broadcom Inc.	3.150%	11/15/25	500	484
	Broadcom Inc.	3.459%	9/15/26	610	589
	Broadcom Inc.	4.150%	11/15/30	190	182
[7]	Broadcom Inc.	4.150%	4/15/32	285	269
[7]	Broadcom Inc.	3.419%	4/15/33	510	448
[7]	Broadcom Inc.	4.926%	5/15/37	350	339
[7]	Central Parent LLC	8.000%	6/15/29	60	63
[7]	Cloud Software Group Inc.	6.500%	3/31/29	40	38
[7]	Cloud Software Group Inc.	9.000%	9/30/29	75	71
	Dell International LLC	4.900%	10/1/26	160	160
	Dell International LLC	8.350%	7/15/46	46	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Entegris Escrow Corp.	4.750%	4/15/29	395	380
[7]	Entegris Escrow Corp.	5.950%	6/15/30	300	298
[9]	Fidelity National Information Services Inc.	1.000%	12/3/28	100	100
	Global Payments Inc.	4.800%	4/1/26	540	535
[7]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	35	37
[7]	Imola Merger Corp.	4.750%	5/15/29	155	147
	Intel Corp.	4.100%	5/19/46	186	164
	Intel Corp.	4.900%	8/5/52	100	98
	Intel Corp.	5.900%	2/10/63	120	134
[7]	McAfee Corp.	7.375%	2/15/30	115	105
	NXP BV	5.000%	1/15/33	220	220
	Oracle Corp.	3.250%	5/15/30	424	389
	Oracle Corp.	3.850%	7/15/36	250	218
	Oracle Corp.	4.000%	11/15/47	424	337
	PayPal Holdings Inc.	3.900%	6/1/27	80	79
[7]	Seagate HDD Cayman	8.250%	12/15/29	30	32
[7]	Seagate HDD Cayman	8.500%	7/15/31	25	27
	Verisk Analytics Inc.	5.500%	6/15/45	270	266
	VMware LLC	3.900%	8/21/27	187	182
	VMware LLC	1.800%	8/15/28	360	316
	VMware LLC	2.200%	8/15/31	290	240
[7]	Williams Scotsman Inc.	7.375%	10/1/31	20	21
	Workday Inc.	3.700%	4/1/29	230	221
					7,571
Utilities (3.8%)
	AEP Texas Inc.	5.400%	6/1/33	230	234
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	200	158
	AEP Transmission Co. LLC	5.400%	3/15/53	130	135
	AES Corp.	5.450%	6/1/28	250	254
[3]	Alabama Power Co.	1.450%	9/15/30	730	591
	Ameren Corp.	5.700%	12/1/26	830	849
	American Electric Power Co. Inc.	2.031%	3/15/24	150	149
	American Electric Power Co. Inc.	5.699%	8/15/25	920	927
[9]	Amprion GmbH	3.450%	9/22/27	100	112
[3,9]	Amprion GmbH	3.875%	9/7/28	100	114
	Atmos Energy Corp.	5.900%	11/15/33	190	206
	Atmos Energy Corp.	6.200%	11/15/53	170	200
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	226	181
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	288
[7]	Calpine Corp.	5.125%	3/15/28	150	144
[7]	Calpine Corp.	4.625%	2/1/29	30	28
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	180	186
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	300	294
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	70	73
	CenterPoint Energy Inc.	5.250%	8/10/26	1,500	1,514
	CenterPoint Energy Inc.	3.700%	9/1/49	200	151
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	100	96
[7]	Clearway Energy Operating LLC	3.750%	1/15/32	10	9
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	110	111
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	280	291
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	560	618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Energy Generation LLC	6.250%	10/1/39	170	182
	Constellation Energy Generation LLC	6.500%	10/1/53	140	158
	DTE Energy Co.	2.950%	3/1/30	200	177
	Duke Energy Carolinas LLC	3.750%	6/1/45	130	104
	Duke Energy Corp.	3.300%	6/15/41	226	173
	Duke Energy Florida LLC	5.875%	11/15/33	60	65
	Duke Energy Florida LLC	6.200%	11/15/53	170	195
	Duke Energy Ohio Inc.	5.650%	4/1/53	160	168
	Duke Energy Progress LLC	4.100%	5/15/42	200	173
[7]	EDP Finance BV	3.625%	7/15/24	590	583
[7]	Enel Finance America LLC	2.875%	7/12/41	300	204
[3,9]	Enel Finance International NV	0.000%	6/17/27	400	398
	Entergy Texas Inc.	5.000%	9/15/52	70	67
	Entergy Texas Inc.	5.800%	9/1/53	160	172
	Eversource Energy	4.200%	6/27/24	572	568
	Exelon Corp.	4.450%	4/15/46	660	574
	Exelon Corp.	4.100%	3/15/52	100	81
	FirstEnergy Corp.	2.650%	3/1/30	120	104
[3]	FirstEnergy Corp.	2.250%	9/1/30	70	59
[7]	FirstEnergy Transmission LLC	2.866%	9/15/28	450	408
[7]	FirstEnergy Transmission LLC	4.550%	4/1/49	180	156
	Georgia Power Co.	4.700%	5/15/32	120	119
	Georgia Power Co.	4.950%	5/17/33	723	731
	Georgia Power Co.	4.300%	3/15/42	200	177
	Georgia Power Co.	5.125%	5/15/52	100	99
[7]	ITC Holdings Corp.	5.400%	6/1/33	180	184
[3,9]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	200	224
	National Grid plc	5.602%	6/12/28	350	361
[7]	NextEra Energy Operating Partners LP	4.250%	7/15/24	20	20
[7]	Oglethorpe Power Corp.	6.200%	12/1/53	170	183
	Pacific Gas & Electric Co.	3.150%	1/1/26	225	216
	Pacific Gas & Electric Co.	2.500%	2/1/31	57	47
	Pacific Gas & Electric Co.	6.150%	1/15/33	220	228
	Pacific Gas & Electric Co.	6.950%	3/15/34	260	286
	Pacific Gas & Electric Co.	4.500%	7/1/40	79	67
	Pacific Gas & Electric Co.	3.300%	8/1/40	80	59
	Pacific Gas & Electric Co.	3.500%	8/1/50	57	39
[7]	Pennsylvania Electric Co.	5.150%	3/30/26	110	110
	PPL Electric Utilities Corp.	5.250%	5/15/53	230	237
[7]	Rayburn Country Securitization LLC	2.307%	12/1/30	178	161
	Sempra	3.700%	4/1/29	300	286
	Southern Co.	5.700%	10/15/32	190	200
	Tampa Electric Co.	3.875%	7/12/24	100	99
	TransAlta Corp.	7.750%	11/15/29	125	133
	Union Electric Co.	5.450%	3/15/53	450	464
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	700	561
	Virginia Electric & Power Co.	5.450%	4/1/53	140	144
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	130	127
[7]	Vistra Operations Co. LLC	7.750%	10/15/31	135	140
					18,384
Total Corporate Bonds (Cost $197,894)					196,128
Floating Rate Loan Interests (1.1%)
[8]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.427%	4/20/28	1,863	1,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	10.706%	2/1/27	153	124
[8]	Belron Finance US LLC Dollar Fourth Incremental Term Loan, TSFR3M + 2.500%	7.995%	4/18/29	15	15
[8]	Berry Global Inc. Term Loan Z, TSFR1M + 1.750%	7.222%	7/1/26	655	656
[8]	Chemours Co. Tranche B-3 Term Loan, TSFR1M + 3.500%	8.856%	8/18/28	66	66
[8]	Clarios Global LP First Lien Term Loan, TSFR1M + 3.750%	9.106%	5/6/30	95	95
[8]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.948%	3/30/29	109	107
[8]	DaVita Inc. Tranche B-1 Term Loan, TSFR1M + 1.750%	7.220%	8/12/26	126	126
[8]	Directv Financing LLC Term Loan, TSFR3M + 5.000%	10.650%	8/2/27	34	34
[8]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.448%	7/21/28	107	107
[8]	First Student Bidco Inc. Initial Term Loan B, TSFR3M + 3.000%	8.652%	7/21/28	84	84
[8]	First Student Bidco Inc. Initial Term Loan C, TSFR3M + 3.000%	8.652%	7/21/28	24	24
[8]	GTCR W Merger Sub LLC Term Loan B, TSFR1M + 3.000%	8.336%	9/20/30	10	10
[8]	HUB International Ltd. Term Loan, TSFR3M + 4.250%	9.662%	6/20/30	30	30
[8]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.193%	3/1/29	108	107
[8]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.000%	8.470%	10/23/28	398	399
[8]	Mileage Plus Holdings LLC Initial Term Loan, TSFR3M + 5.250%	10.770%	6/21/27	52	53
[8]	NCR Atleos LLC Term Loan B, TSFR1M + 4.750%	10.206%	3/27/29	55	55
[8]	SBA Senior Finance II LLC Initial Term Loan, TSFR1M + 1.750%	7.210%	4/11/25	55	55
[8]	SkyMiles IP Ltd. Initial Term Loan, TSFR3M + 3.750%	9.166%	10/20/27	930	952
[8]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.706%	3/22/29	65	64
[8]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.706%	3/22/29	109	109
[8]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.348%	9/27/30	25	25
[8]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 2.250%	7.706%	5/24/30	293	294
Total Floating Rate Loan Interests (Cost $5,515)					5,504
Sovereign Bonds (9.2%)
[3]	Arab Republic of Egypt	8.700%	3/1/49	350	220
[3]	Arab Republic of Egypt	8.875%	5/29/50	200	128
[3]	Argentine Republic	3.625%	7/9/35	1,000	340
[3]	Bermuda	3.717%	1/25/27	200	195
[3]	Bermuda	5.000%	7/15/32	735	728
[3,7]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	1,400	1,418
	Ecopetrol SA	4.125%	1/16/25	1,000	977
[3]	Empresa Nacional del Petroleo	3.750%	8/5/26	430	409
[3]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	400	400
[3,9]	European Union	0.300%	11/4/50	2,695	1,515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Federal Republic of Nigeria	6.500%	11/28/27	200	183
[3]	Gabonese Republic	6.950%	6/16/25	200	191
[3,7]	Grupo Energia Bogota SA ESP	7.850%	11/9/33	1,000	1,087
[7,9]	Hellenic Republic	4.375%	7/18/38	954	1,160
[11]	Japan Bank for International Cooperation	4.250%	4/27/26	2,312	2,297
[3]	Kingdom of Morocco	2.375%	12/15/27	400	359
[3]	OCP SA	3.750%	6/23/31	640	552
[3]	Oman Government Bond	4.750%	6/15/26	1,500	1,483
[3,9]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	864
[3]	Petroleos del Peru SA	5.625%	6/19/47	627	386
	Petroleos Mexicanos	6.500%	6/2/41	391	266
	Petroleos Mexicanos	6.750%	9/21/47	690	454
	Petroleos Mexicanos	6.950%	1/28/60	2,384	1,571
[9]	Republic of Bulgaria	4.375%	5/13/31	833	964
[3,12]	Republic of Colombia	6.000%	4/28/28	6,000,000	1,366
[3]	Republic of Colombia	4.500%	3/15/29	1,200	1,124
[3]	Republic of Colombia	7.500%	2/2/34	382	403
[3]	Republic of Colombia	8.750%	11/14/53	300	345
[3,7]	Republic of Costa Rica	7.300%	11/13/54	1,000	1,085
[3]	Republic of Ecuador	6.000%	7/31/30	1,170	546
[3]	Republic of Ecuador	3.500%	7/31/35	1,258	453
[3]	Republic of Ecuador	2.500%	7/31/40	255	82
[3]	Republic of El Salvador	7.650%	6/15/35	180	141
[3,13]	Republic of Ghana	8.950%	3/26/51	200	86
[3]	Republic of Guatemala	4.375%	6/5/27	800	768
[3]	Republic of Honduras	7.500%	3/15/24	133	133
[3]	Republic of Paraguay	5.000%	4/15/26	394	391
	Republic of Peru	7.350%	7/21/25	2,832	2,924
[3,9]	Republic of Romania	2.125%	3/7/28	633	633
[3,14]	Republic of South Africa	8.500%	1/31/37	31,000	1,321
[3]	Republic of Uzbekistan International Bond	4.750%	2/20/24	550	548
[3]	Republic of Vietnam	4.800%	11/19/24	1,958	1,934
[3]	Saudi Arabian Oil Co.	2.875%	4/16/24	1,572	1,556
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	450	426
[3,9]	Serbia International Bond	3.125%	5/15/27	600	632
[3,9]	Societe Du Grand Paris EPIC	0.700%	10/15/60	700	329
[3,15]	Southern Gas Corridor CJSC	6.875%	3/24/26	965	983
[3,9]	State of Israel	1.500%	1/16/29	500	489
	State of Israel	4.500%	1/17/33	605	575
[3,13]	Ukraine Government Bond	6.876%	5/21/31	1,050	243
[3,16]	United Mexican States	8.500%	5/31/29	94,500	5,446
[3,16]	United Mexican States	7.750%	5/29/31	16,000	879
[3,7]	Uzbekneftegaz JSC	4.750%	11/16/28	600	500
Total Sovereign Bonds (Cost $44,599)					44,488
				Shares
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[17]	Vanguard Market Liquidity Fund (Cost $10,293)	5.435%		102,948	10,293

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
1-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.000% Annually	BANA	2/16/24	5.000%	23,100	6
5-Year CDX-NA-IG-S41-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/17/24	0.600%	22,680	51
Total Options Purchased (Cost $94)					57
Total Investments (95.4%) (Cost $463,666)					460,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.5%)
[3,4,5]	UMBS Pool (Proceeds $2,091)	5.500%	10/1/52–1/25/54	(2,218)	(2,216)
Other Assets and Liabilities—Net (5.1%)					24,430
Net Assets (100%)					483,149
Cost is in $000.
1	Securities with a value of $725,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $965,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
6	Securities with a value of $1,529,000 have been segregated as initial margin for open futures contracts.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $57,716,000, representing 11.9% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Government of Japan.
12	Face amount denominated in Colombian pesos.
13	Non-income-producing security—security in default.
14	Face amount denominated in South African rand.
15	Guaranteed by the Republic of Azerbaijan.
16	Face amount denominated in Mexican pesos.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
1-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.250% Annually (Premiums Received $14)	BANA	2/16/24	5.250%	23,100	(1)

BANA—Bank of America, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	90	18,532	87
5-Year U.S. Treasury Note	March 2024	67	7,288	6
10-Year U.S. Treasury Note	March 2024	183	20,659	368
Long U.S. Treasury Bond	March 2024	26	3,248	25
Ultra 10-Year U.S. Treasury Note	March 2024	39	4,603	39
Ultra Long U.S. Treasury Bond	March 2024	32	4,275	171
				696

Short Futures Contracts
10-Year Japanese Government Bond	March 2024	(12)	(12,486)	(21)
AUD 10-Year Treasury Bond	March 2024	(11)	(874)	(22)
Euro-Bobl	March 2024	(31)	(4,082)	(53)
Euro-Bund	March 2024	(18)	(2,727)	(26)
Euro-Buxl	March 2024	(18)	(2,816)	(192)
Euro-Schatz	March 2024	(7)	(823)	(4)
Mini 10-Year Japanese Government Bond	March 2024	(16)	(1,663)	(1)
				(319)
				377

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	1/30/24	CHF	42	USD	49	1	—
Toronto-Dominion Bank	1/30/24	EUR	33	USD	36	—	—
State Street Bank & Trust Co.	1/30/24	EUR	28	USD	31	—	—
Toronto-Dominion Bank	1/30/24	JPY	7,428	USD	52	1	—
State Street Bank & Trust Co.	1/30/24	JPY	3,943	USD	28	—	—
BNP Paribas	1/30/24	JPY	1,740	USD	12	—	—
Toronto-Dominion Bank	1/30/24	USD	80	AUD	120	—	(1)
Citibank, N.A.	3/20/24	USD	1,359	COP	5,482,296	—	(34)
Citibank, N.A.	1/30/24	USD	12,035	EUR	10,973	—	(93)
State Street Bank & Trust Co.	1/30/24	USD	166	EUR	151	—	(1)
State Street Bank & Trust Co.	1/30/24	USD	44	EUR	39	—	—
Credit Agricole CIB	1/30/24	USD	38	EUR	35	—	(1)
UBS AG	1/30/24	USD	1,505	GBP	1,180	1	—
Toronto-Dominion Bank	1/30/24	USD	13	GBP	11	—	—
State Street Bank & Trust Co.	1/30/24	USD	317	JPY	44,940	—	(2)
UBS AG	1/30/24	USD	33	JPY	4,587	—	—
Toronto-Dominion Bank	1/30/24	USD	5,254	MXN	91,049	—	(82)
Toronto-Dominion Bank	1/30/24	USD	883	MXN	14,982	5	—
Citibank, N.A.	1/30/24	USD	78	NZD	125	—	(2)
State Street Bank & Trust Co.	1/30/24	USD	1,318	ZAR	24,263	—	(5)
						8	(221)
AUD—Australian dollar.
CHF—Swiss franc.
COP—Colombian peso.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S41-V1	12/20/28	USD	44,795	(1.000)	(882)	(355)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	12/20/28	JPMC	315	1.000	6	1	5	—
Credit Protection Purchased
Malaysia	12/20/28	BARC	660	(1.000)	(18)	(17)	—	(1)
Petroleos Mexicanos	12/20/26	BARC	2,000	(1.000)	174	124	50	—
Republic of Chile	12/20/28	BARC	920	(1.000)	(21)	(19)	—	(2)
Republic of Chile	12/20/28	BARC	650	(1.000)	(15)	(15)	—	—
Republic of Colombia	12/20/28	BANA	1,170	(1.000)	29	49	—	(20)
Republic of Colombia	12/20/28	BARC	3,000	(1.000)	73	176	—	(103)
Republic of Colombia	12/20/28	BARC	125	(1.000)	3	9	—	(6)
					225	307	50	(132)
					231	308	55	(132)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $292,000 in connection with open forward currency contracts and over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/12/25	8/12/24[1]	13,100[2]	0.000[3]	(4.074)[4]	(36)	(36)
8/15/25	8/15/24[1]	22,300[5]	5.145[6]	(0.000)[7]	89	89
3/15/26	N/A	500[8]	5.187[9]	(3.750)[10]	8	5
3/15/28	N/A	600[8]	5.187[9]	(3.500)[10]	8	3
5/31/28	3/1/24[1]	2,400[2]	3.535[10]	(0.000)[11]	6	6
12/20/33	N/A	30,000[12]	9.000[13]	(5.460)[6]	(2)	(2)
3/11/34	3/11/24[1]	1,300[14]	3.326[10]	(0.000)[15]	136	136
					209	201
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in U.S. dollar.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
4 Interest payment received/paid at maturity.
5 Notional amount denominated in New Zealand dollar.
6 Interest payment received/paid semi-annually.
7 Based on 3-month New Zealand Bank Bill Rate as of the most recent reset date. Interest payment received/paid quarterly.
8 Notional amount denominated in British pound.
9 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
10 Interest payment received/paid annually.
11 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
12 Face amount denominated in Chilean Pesos.
13 Based on Sinacofi Chile Interbank Rate Average (CLICP) as of the most recent reset date. Interest payment received/paid semi-annually.
14 Face amount denominated in euro.
15 Based on Euro Short Term Rate as of the most recent reset date. Interest payment received/paid annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

J.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	181,545	—	181,545
Asset-Backed/Commercial Mortgage-Backed Securities	—	22,920	—	22,920
Corporate Bonds	—	196,128	—	196,128
Floating Rate Loan Interests	—	5,504	—	5,504
Sovereign Bonds	—	44,488	—	44,488
Options Purchased	—	57	—	57
Temporary Cash Investments	10,293	—	—	10,293
Total	10,293	450,642	—	460,935
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	2,216	—	2,216

Derivative Financial Instruments
Assets
Futures Contracts[1]	696	—	—	696
Forward Currency Contracts	—	8	—	8
Swap Contracts	239[1]	55	—	294
Total	935	63	—	998
Liabilities
Options Written	—	1	—	1
Futures Contracts[1]	319	—	—	319
Forward Currency Contracts	—	221	—	221
Swap Contracts	393[1]	132	—	525
Total	712	354	—	1,066
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.